Fair value (Details)	6 Months Ended
	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Financial liabilities
Financial liabilities	€ 19,174,000	€ 18,973,000
Carrying value | Level I | Cash and cash equivalents
Financial Assets
Financial assets	22,729,000	34,186,000
Carrying value | Level I | Financial assets
Financial Assets
Financial assets	20,257,000	51,369,000
Carrying value | Level II | Foreign currency swaps and forwards
Financial liabilities
Financial liabilities		353,000
Carrying value | Level II | Foreign currency swaps and forwards
Financial Assets
Financial assets	493,000
Carrying value | Level III | Loan facility agreement
Financial liabilities
Financial liabilities	7,093,000	6,898,000
Carrying value | Level III | Synthetic warrants
Financial liabilities
Financial liabilities	2,696,000	3,204,000
Carrying value | Level III | Recoverable cash advances
Financial liabilities
Financial liabilities	9,385,000	8,871,000
Carrying value | Level III | Other long-term receivables
Financial Assets
Financial assets	452,000	395,000
Carrying value | Level III | Prepayment option
Financial Assets
Financial assets	170,000	112,000
Carrying value | Level III | Trade and other receivables
Financial Assets
Financial assets	3,974,000	4,293,000
Carrying value | Level III | Other current assets
Financial Assets
Financial assets	292,000	739,000
Carrying value | Level I And III [member] | Trade and other liabilities
Financial liabilities
Financial liabilities	10,961,000	11,338,000
Fair value | Level I | Cash and cash equivalents
Financial Assets
Financial assets	22,729,000	34,186,000
Fair value | Level I | Financial assets
Financial Assets
Financial assets	20,257,000	51,369,000
Fair value | Level II | Foreign currency swaps and forwards
Financial liabilities
Financial liabilities		353,000
Fair value | Level II | Foreign currency swaps and forwards
Financial Assets
Financial assets	€ 493,000
Fair value | Level III | Historical volatility for shares, measurement input | Synthetic warrants | Binomial Tree
Financial liabilities
Duration utilized in determining fair value of liabilities	240
Significant unobservable input liabilities	0.66205
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Percentage of reasonably possible decrease in unobservable input liabilities	5.00%
Change in fair value measurement due to reasonably possible increase in unobservable input liabilities.	€ 57,000
Changes in fair value measurement due to reasonably possible decrease in unobservable input liabilities	(67,000)
Fair value | Level III | Loan facility agreement
Financial liabilities
Financial liabilities	7,915,000	7,151,000
Fair value | Level III | Synthetic warrants
Financial liabilities
Financial liabilities	2,696,000	3,204,000
Fair value | Level III | Recoverable cash advances
Financial liabilities
Financial liabilities	9,385,000	8,871,000
Fair value | Level III | Other long-term receivables
Financial Assets
Financial assets	452,000	395,000
Fair value | Level III | Prepayment option
Financial Assets
Financial assets	170,000	112,000
Fair value | Level III | Trade and other receivables
Financial Assets
Financial assets	3,974,000	4,293,000
Fair value | Level III | Other current assets
Financial Assets
Financial assets	292,000	739,000
Fair value | Level I And III [member] | Trade and other liabilities
Financial liabilities
Financial liabilities	€ 10,961,000	€ 11,338,000